UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006
      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
      Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / September 30, 2006 (unaudited)

		Market
Shares		Value

	Common Stock--106.9%
	Real Estate Investment Trusts ("REIT") - 106.9%
77,700	AMB Property Corp.	$4,282,047
24,800	AvalonBay Communities, Inc.	2,985,920
190,400	BioMed Realty Trust, Inc.	5,776,736
25,000	Boston Properties, Inc.	2,583,500
326,253	Brandywine Realty Trust	10,619,535
206,600	CBL & Associates Properties, Inc.	8,658,606
356,400	Camden Property Trust	27,089,964
218,100	Colonial Properties Trust	10,427,361
80,600	Developers Diversified Realty Corp.	4,494,256
215,000	Digital Realty Trust, Inc.	6,733,800
186,429	EastGroup Properties, Inc.	9,295,350
150,000	Extra Space Storage, Inc.	2,596,500
33,000	Federal Realty Investment Trust	2,451,900
310,700	First Industrial Realty Trust, Inc.	13,670,800
250,300	GMH Communities Trust	3,158,786
245,200	Health Care REIT, Inc.	9,810,452
289,500	Highwoods Properties, Inc.	10,772,295
40,100	Hospitality Properties Trust	1,892,720
190,900	iStar Financial, Inc.	7,960,530
435,810	Liberty Property Trust	20,827,360
44,500	Mack-Cali Realty Corp.	2,305,100
787,500	Maguire Properties, Inc.	32,082,750
194,900	Mid-America Apartment Communities, Inc.	11,931,778
350,100	National Retail Properties, Inc.	7,562,160
350,600	Nationwide Health Properties, Inc.	9,375,044
499,000	New Plan Excel Realty Trust	13,497,950
245,100	Newcastle Investment Corp.	6,718,191
324,700	OMEGA Healthcare Investors, Inc.	4,873,747
256,753	Pennsylvania Real Estate Investment Trust	10,929,975
100,000	Post Properties, Inc.	4,752,000
106,400	Reckson Associates Realty Corp.	4,553,920
65,000	Regency Centers Corp.	4,469,400
64,500	SL Green Realty Corp.	7,204,650
216,000	Senior Housing Properties Trust	4,609,440
92,600	Sovran Self Storage, Inc.	5,143,930
168,900	Spirit Finance Corp.	1,960,929
324,700	Strategic Hotels & Resorts, Inc.	6,455,036
171,600	Trustreet Properties, Inc.	2,146,716
225,000	U-Store-It Trust	4,828,500
120,000	Ventas, Inc.	4,624,800

	Total Common Stock
	(cost $233,611,854)	316,114,434

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

		Market
Shares		Value

	Preferred Stock - 21.3%
	Real Estate Investment Trusts ("REIT") - 21.3%
80,000	Apartment Investment & Management Co., Series V	2,038,400
51,000	CBL & Associates Properties, Inc., Series C	1,320,900
65,000	Cedar Shopping Centers, Inc.	1,728,350
200,000	Corporate Office Properties Trust, Series J	5,200,000
50,500	Equity Inns, Inc., Series C	1,282,700
59,600	Federal Realty Investment Trust	1,516,820
50,000	First Industrial Realty Trust	1,257,500
20,000	Glimcher Realty Trust, Series F	507,200
85,000	Glimcher Realty Trust, Series G	2,132,650
130,000	Innkeepers USA Trust, Series C	3,291,600
150,000	iStar Financial, Inc., Series F	3,837,000
170,000	LaSalle Hotel Properties, Series B	4,353,700
76,800	LaSalle Hotel Properties, Series E	1,981,440
50,000	Maguire Properties, Inc., Series A	1,233,000
35,000	Nationwide Health Properties, Inc.	3,557,750
80,000	NorthStar Realty Finance Corp., Series A	2,052,000
80,000	PS Business Parks, Inc., Series O	2,032,000
82,200	Pennsylvania Real Estate Investment Trust	4,537,440
129,000	Public Storage, Inc., Series I	3,343,680
80,000	Public Storage, Inc., Series K	2,060,800
80,000	SL Green Realty Corp., Series C	2,024,800
120,000	Strategic Hotels & Resorts, Inc., Series B	3,127,500
90,900	Strategic Hotels & Resorts, Inc., Series C	2,331,585
100,000	Sunstone Hotel Investors, Inc., Series A	2,540,000
179,200	The Mills Corp., Series E	3,716,608

	Total Preferred Stock
	(cost $62,716,537)	63,005,423

	Convertible Preferred Stock - 0.8%
	Real Estate Investment Trusts ("REIT") - 0.8%
80,000	Windrose Medical Properties Trust, 7.50%, Series A
	(cost $1,963,564)	2,240,000

Principal
Amount

	Mortgage-Related Securities - 9.7%
	Chase Commercial Mortgage Securities Corp.,
$1,000,000	Series 1997-1, Class F	1,054,102
	7.37%, 6/19/29 (a)
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G	2,493,945
	5.44%, 9/15/30 (a)
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J	1,989,844
	6.00%, 7/15/35 (a)
3,500,000	Series 2002-CP3, Class K	3,391,309
	6.00%, 7/15/35 (a)
2,000,000	Series 2003-C5, Class K	1,742,109
	5.23%, 12/15/36 (a)
2,000,000	Series 2003-C5, Class L	1,534,219
	5.23%, 12/15/36 (a)
	DLJ Commercial Mortgage Corp.,
2,600,000	Series 1998-CF1, Class B7	1,987,070
	6.41%, 2/18/31 (a)
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

		Market
Shares		Value

	GS Mortgage Securities Trust,
	Commercial Mortgage Pass Through-Certificates
2,500,000	Series 2006-GG6, Class L	2,144,824
	5.23%, 4/10/38 (a)
1,000,000	Series 2006-GG6, Class P	666,680
	5.23%, 4/10/38 (a)
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J	2,118,280
	5.06%, 7/12/35 (a)
	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L	3,095,305
	4.93%, 4/15/35 (a)
4,000,000	Series 2003-C7, Class L	3,017,969
	5.44%, 10/15/35 (a)
3,800,000	Series 2003-C8, Class K	3,293,680
	5.03%, 11/15/35 (a)
77,267,021	Series 2004-C12, Class IO
	2.64%, 7/15/41 (a)(b)	317,816

	Total Mortgage-Related Securities
	(cost $27,285,044)	28,847,152

	Corporate Bonds - 5.2%
650,000	Ashton Woods USA LLC
	9.50%, 10/01/15	565,500
850,000	Denny's Corp./Holdings, Inc.
	10.00%, 10/01/12	884,000
	K. Hovnanian Enterprises, Inc.
1,750,000	7.50%, 5/15/16	1,642,812
500,000	8.625%, 1/15/17	496,250
997,000	Ingles Markets, Inc.
	8.875%, 12/01/11	1,044,358
500,000	KB Home
	9.50%, 2/15/11	513,125
2,500,000	Meritage Homes Corp.
	7.00%, 5/01/14	2,253,125
1,000,000	O'Charley's, Inc.
	9.00%, 11/01/13	1,045,000
2,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	2,543,750
1,000,000	Standard Pacific Corp.
	9.25%, 4/15/12	970,000
1,000,000	Stanley-Martin Communities LLC
	9.75%, 8/15/15	797,500
1,500,000	Trustreet Properties, Inc.
	7.50%, 4/01/15	1,496,250
1,400,000	WCI Communities, Inc.
	9.125%, 5/01/12	1,260,000

	Total Corporate Bonds
	(cost $16,529,177)	15,511,670

	Total Investments - 143.9%
	(cost $342,106,176)	425,718,679
	Liabilities in Excess of Other Assets - (8.4%)	(24,907,495)
	Preferred Shares, at redemption value - (35.5%)	(105,000,000)

	Net Assets Applicable to
	Common Shares - 100.0% (c)	$295,811,184

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $28,847,152 or 9.7% of net assets.

(b)	Interest-only security. Rate shown is effective yield as of September 30, 2006.

(c)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	4/30/2007	$42,000	3.30%	1 Month LIBOR	$487,756
Citigroup	4/30/2009	42,000	4.08%	1 Month LIBOR	888,672

					$1,376,428

For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
      Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund
By: /s/ T. Ritson Ferguson
    T. Ritson Ferguson
    President and Chief Executive Officer
Date: November 16, 2006
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
    T. Ritson Ferguson
    President and Chief Executive Officer
Date: November 16, 2006
By: /s/ Jonathan A. Blome
    Jonathan A. Blome
    Treasurer and Chief Financial Officer
Date: November 16, 2006